UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

SCM Trust
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
(Address of principal executive offices)     (Zip code)

Steve Rogers
1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: April 30
Date of reporting period: July 31, 2017

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / July 31, 2017

Security Description	Shares	Value
Common Stock (98.16%)

Basic Materials (6.52%)
ArcelorMittal*	39,428	1,031,757
Givaudan SA	575	1,147,199
Norsk Hydro ASA	124,000	796,441
Total Basic Materials		2,975,397

Communications (14.23%)
ASOS PLC*	10,690	814,303
CyberAgent Inc	39,900	1,233,164
Nice Ltd	12,800	955,648
Start Today Co Ltd	45,650	1,286,934
Telekomunikasi Indonesia Persero Tbk PT	18,010	630,890
Tencent Holdings Ltd	39,100	1,568,976
Total Communications		6,489,915

Consumer, Cyclical (9.79%)
adidas AG	4,600	1,046,717
Alimentation Couche-Tard Inc	23,000	1,087,330
ITOCHU Corp	81,600	1,277,966
Valeo SA	15,300	1,055,986
Total Consumer, Cyclical		4,467,999

Consumer, Non-Cyclical (14.88%)
AMBU A/S	10,300	668,688
Beiersdorf AG	10,550	1,153,045
Intertek Group PLC	21,800	1,236,109
L'Oreal SA	4,255	878,415
Nestle SA	15,200	1,281,208
Unilever NV	27,020	1,571,753
Total Consumer, Non-Cyclical		6,789,218

Energy (1.92%)
TOTAL SA	17,270	874,723
Total Energy		874,723

Financial (25.87%)
Banks (22.37%)
Banco Bradesco SA	110,275	1,060,846
Bangkok Bank PCL	221,500	1,228,096
Bank Rakyat Indonesia Persero Tbk PT	625,900	694,061
Barclays PLC	253,950	679,634
BNP Paribas SA	18,200	1,406,989
DBS Group Holdings Ltd	78,950	1,257,662
ING Groep NV	70,600	1,316,400
KBC Group NV	17,445	1,439,737
Mitsubishi UFJ Financial Group Inc	177,100	1,121,951
		10,205,376

Insurance (3.50%)
AIA Group Ltd	202,800	1,598,220
		1,598,220

Total Financial		11,803,596

Industrial (19.40%)
CRH PLC	34,115	1,194,381
Daikin Industries Ltd	10,100	1,069,460
dormakaba Holding AG	1,180	1,054,216
Komatsu Ltd	43,500	1,167,073
Murata Manufacturing Co Ltd	6,800	1,057,279
Siemens AG	5,400	730,568
Thales SA	13,200	1,456,523
Yaskawa Electric Corp	41,800	1,120,139
Total Industrial		8,849,639

Technology (5.55%)
NetEase Inc	3,820	1,189,090
Taiwan Semiconductor Manufacturing Co Ltd	37,400	1,344,904
Total Technology		2,533,994

Total Common Stock (Cost $33,910,288)		44,784,481

Total Investments (Cost $33,910,288) (a) (98.16%)		44,784,481
Other Net Assets (1.84%)		834,329
Net Assets (100.00%)		45,618,810

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $33,920,293

At July 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$11,013,456
Unrealized depreciation	(149,268)
Net unrealized appreciation	$10,864,188

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / July 31, 2017

Security Description	Par Value	Rate	Maturity	Value
Corporate Debt (92.70%)

Communications (22.19%)
Media (4.88%)
ALTICE LUXEMBOURG SA	1,500,000	7.625%	02/15/2025	1,642,500
				1,642,500
Telecommunications (17.31%)
CENTURYLINK INC	1,000,000	7.500%	04/01/2024	1,086,250
FRONTIER COMMUNICATIONS	1,500,000	11.000%	09/15/2025	1,374,375
INTELSAT JACKSON HLDG	1,250,000	8.000%	02/15/2024	1,357,813
WIND ACQUISITION FIN SA	1,000,000	7.375%	04/23/2021	1,041,100
WINDSTREAM SERVICES LLC	1,000,000	7.750%	10/15/2020	960,000
				5,819,538

Total Communications				7,462,038

Consumer, Cyclical (9.63%)
PETSMART INC	1,250,000	7.125%	03/15/2023	1,131,250
RITE AID CORP	1,000,000	6.125%	04/01/2023	991,250
SCIENTIFIC GAMES INTERNAtional	1,000,000	10.000%	12/01/2022	1,115,000
Total Consumer, Cyclical				3,237,500

Consumer, Non-Cyclical (16.90%)
CHS/COMMUNITY HEALTH SYStems	1,000,000	6.875%	02/01/2022	857,500
HERC RENTALS INC	1,784,000	7.500%	06/01/2022	1,931,180
KINETIC CONCEPT/KCI USA	1,250,000	12.500%	11/01/2021	1,403,125
SUPERVALU INC	1,500,000	7.750%	11/15/2022	1,488,750
Total Consumer, Non-Cyclical				5,680,555

Energy (6.18%)
MCDERMOTT INTERNATIONAL	1,015,000	8.000%	05/01/2021	1,034,031
TRANSOCEAN INC	1,000,000	9.000%	07/15/2023	1,045,000
Total Energy				2,079,031

Financial (7.00%)
ICAHN ENTERPRISES	1,250,000	6.750%	02/01/2024	1,312,500
JEFFERIES FIN LLC	1,000,000	7.500%	04/15/2021	1,040,000
Total Financial				2,352,500

Industrial (14.52%)
APEX TOOL GROUP	1,000,000	7.000%	02/01/2021	937,500
BLUELINE RENTAL CRP / LL	2,000,000	9.250%	03/15/2024	2,170,000
BWAY HOLDING CO	1,000,000	7.250%	04/15/2025	1,042,500
COVANTA HOLDING CORP	750,000	5.875%	03/01/2024	731,250
Total Industrial				4,881,250

Technology (16.28%)
DELL INT LLC / EMC CORP	1,250,000	7.125%	06/15/2024	1,390,997
FIRST DATA CORPORATION	1,250,000	7.000%	12/01/2023	1,348,438
MICRON TECHNOLOGY INC	1,000,000	7.500%	09/15/2023	1,115,390
RACKSPACE HOSTINg	1,500,000	8.625%	11/15/2024	1,620,000
Total Technology				5,474,825

Total Corporate Debt (Cost $29,892,407)				31,167,699

Exchange Traded Funds (2.96%)

Funds (2.96%)
ISHARES IBOXX USD HIGH YIELD	11,200			995,792
Total Funds				995,792

Total Exchange Traded Funds (Cost $991,987)				995,792

Total Investments (Cost $29,892,407) (a) (95.66%)				32,163,491
Other Net Assets (4.34%)				1,459,918
Net Assets (100.00%)				33,623,409

(a)	Aggregate cost for federal income tax purpose is $31,224,633

At July 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,203,721
Unrealized depreciation	(264,863)
Net unrealized appreciation	$938,858

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements -

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at July 31, 2017 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total

Shelton International Select Equity Fund	$44,784,481	-	-	44,784,481
Shelton Tactical Credit Fund	$995,792	$31,167,699	$-	$32,163,491
Total	$45,780,273	$31,167,699	$-	$76,947,972

(a)	It is the Funds' policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of Corporate Debt by major industry classification, please refer to the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: September 27, 2017

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: September 27, 2017